Flight Equipment Spare Parts	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Flight Equipment Spare Parts
27	FLIGHT EQUIPMENT SPARE PARTS

	2019	2018
	RMB million	RMB million
Flight equipment spare parts	2,732	2,778
Less: provision for spare parts	(325)	(828)

	2,407	1,950

Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	2019	2018
	RMB million	RMB million
At January 1	828	531
Accrual (Note 9)	—	301
Amount written off in relation to disposal of spare parts	(503)	(4)

At December 31	325	828